Going Concern (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current operation activities	$ 1,500,000	$ 1,500,000
Retire outstanding debt	4,600,000
Convertible promissory notes principal amount	3,188,081
Convertible promissory notes	45,000
Cash on hand	22,110	27,889	$ 179,032
Minimum [Member]
Current operation activities		5,000,000
Capital	5,000,000
Maximum [Member]
Current operation activities		$ 10,000,000
Capital	$ 10,000,000